Quarterly Report
September 30, 2024
MFS®  Global Research Portfolio
MFS® Variable Insurance Trust II
RES-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 2.8%
Boeing Co. (a)	2,334	$354,861
General Dynamics Corp.	1,714	517,971
Honeywell International, Inc.	3,025	625,298
Howmet Aerospace, Inc.	6,829	684,607
		$2,182,737
Alcoholic Beverages – 1.4%
China Resources Beer Holdings Co. Ltd.	42,000	$178,948
Constellation Brands, Inc., “A”	1,133	291,963
Diageo PLC	11,378	395,964
Kweichow Moutai Co. Ltd., “A”	900	219,925
		$1,086,800
Apparel Manufacturers – 2.3%
Compagnie Financiere Richemont S.A.	3,810	$602,325
LVMH Moet Hennessy Louis Vuitton SE	995	762,571
NIKE, Inc., “B”	5,551	490,709
		$1,855,605
Biotechnology – 0.3%
Illumina, Inc. (a)	1,791	$233,564
Broadcasting – 0.6%
Walt Disney Co.	4,989	$479,892
Brokerage & Asset Managers – 3.6%
Barclays PLC	149,095	$447,601
Charles Schwab Corp.	8,643	560,153
CME Group, Inc.	2,220	489,843
Euronext N.V.	7,076	767,579
London Stock Exchange Group PLC	3,928	536,708
		$2,801,884
Business Services – 1.8%
Accenture PLC, “A”	2,811	$993,632
Fiserv, Inc. (a)	2,537	455,772
		$1,449,404
Computer Software – 10.1%
Cadence Design Systems, Inc. (a)	2,351	$637,192
Constellation Software, Inc.	256	832,859
HubSpot, Inc. (a)	466	247,726
Microsoft Corp.	9,037	3,888,621
Salesforce, Inc.	3,926	1,074,585
ServiceNow, Inc. (a)	947	846,987
Tyler Technologies, Inc. (a)	678	395,762
		$7,923,732
Computer Software - Systems – 4.4%
Apple, Inc.	5,094	$1,186,902
Cap Gemini S.A.	3,237	698,853
EPAM Systems, Inc. (a)	2,378	473,293
Hitachi Ltd.	41,600	1,099,018
		$3,458,066

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.7%
Sherwin-Williams Co.	1,602	$611,435
Summit Materials, Inc., “A” (a)	8,908	347,679
Techtronic Industries Co. Ltd.	23,000	348,649
		$1,307,763
Consumer Products – 1.0%
Colgate-Palmolive Co.	2,967	$308,004
Kao Corp.	4,300	213,086
Kenvue, Inc.	12,123	280,405
		$801,495
Electrical Equipment – 2.4%
Johnson Controls International PLC	6,679	$518,357
Schneider Electric SE	3,822	1,004,903
TE Connectivity PLC	2,560	386,534
		$1,909,794
Electronics – 7.1%
Applied Materials, Inc.	774	$156,387
ASML Holding N.V.	787	653,182
Lam Research Corp.	497	405,592
Marvell Technology, Inc.	9,877	712,329
NVIDIA Corp.	16,540	2,008,617
NXP Semiconductors N.V.	1,076	258,251
Taiwan Semiconductor Manufacturing Co. Ltd.	47,000	1,434,895
		$5,629,253
Energy - Independent – 1.4%
ConocoPhillips	5,553	$584,620
Valero Energy Corp.	2,679	361,745
Woodside Energy Group Ltd.	10,534	182,566
		$1,128,931
Energy - Integrated – 1.8%
Galp Energia SGPS S.A., “B”	22,103	$413,346
Petroleo Brasileiro S.A., ADR	26,364	347,741
TotalEnergies SE	9,920	645,983
		$1,407,070
Food & Beverages – 1.8%
Mondelez International, Inc.	5,639	$415,425
Nestle S.A.	5,316	533,642
PepsiCo, Inc.	2,686	456,754
		$1,405,821
Food & Drug Stores – 0.5%
Seven & I Holdings Co. Ltd.	27,100	$404,827
Gaming & Lodging – 1.1%
Aristocrat Leisure Ltd.	9,364	$378,695
Sands China Ltd. (a)	44,800	113,239
Whitbread PLC	8,240	345,256
		$837,190
Health Maintenance Organizations – 1.0%
Cigna Group	2,189	$758,357

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.7%
AIA Group Ltd.	62,200	$550,022
Aon PLC	2,287	791,279
Chubb Ltd.	2,643	762,215
		$2,103,516
Internet – 6.7%
Alphabet, Inc., “A”	15,149	$2,512,462
Gartner, Inc. (a)	1,661	841,728
Meta Platforms, Inc., “A”	3,299	1,888,480
		$5,242,670
Leisure & Toys – 1.3%
Electronic Arts, Inc.	2,017	$289,319
Tencent Holdings Ltd.	12,600	705,510
		$994,829
Machinery & Tools – 3.9%
Eaton Corp. PLC	2,225	$737,454
GEA Group AG	5,959	291,598
Nordson Corp.	1,492	391,844
Regal Rexnord Corp.	2,906	482,047
SMC Corp.	1,100	489,475
Wabtec Corp.	3,574	649,646
		$3,042,064
Major Banks – 5.3%
Banco Bradesco S.A., ADR	168,355	$447,824
Bank of Ireland Group PLC	37,047	413,625
BNP Paribas S.A.	7,952	544,826
Mitsubishi UFJ Financial Group, Inc.	32,500	330,854
NatWest Group PLC	195,902	900,713
PNC Financial Services Group, Inc.	5,207	962,514
Toronto-Dominion Bank	8,518	538,622
		$4,138,978
Medical & Health Technology & Services – 0.5%
ICON PLC (a)	1,345	$386,432
Medical Equipment – 4.1%
Agilent Technologies, Inc.	4,961	$736,609
Becton, Dickinson and Co.	2,480	597,928
Boston Scientific Corp. (a)	6,712	562,466
Medtronic PLC	6,801	612,294
QIAGEN N.V.	6,008	273,785
STERIS PLC	1,752	424,930
		$3,208,012
Metals & Mining – 0.5%
Glencore PLC	65,326	$373,543
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	83,600	$337,138
Network & Telecom – 0.4%
Qualcomm, Inc.	1,778	$302,349
Oil Services – 0.3%
Schlumberger Ltd.	5,234	$219,566

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 4.5%
CaixaBank S.A.	73,968	$441,658
HDFC Bank Ltd.	20,817	430,885
Julius Baer Group Ltd.	10,746	646,271
Moody's Corp.	622	295,195
Visa, Inc., “A”	6,324	1,738,784
		$3,552,793
Pharmaceuticals – 5.4%
AbbVie, Inc.	4,691	$926,379
Chugai Pharmaceutical Co. Ltd.	11,700	565,839
Johnson & Johnson	5,839	946,268
Pfizer, Inc.	14,788	427,965
Roche Holding AG	2,549	814,981
Vertex Pharmaceuticals, Inc. (a)	1,152	535,772
		$4,217,204
Printing & Publishing – 0.6%
Wolters Kluwer N.V.	2,928	$493,132
Railroad & Shipping – 0.6%
Canadian Pacific Kansas City Ltd.	5,192	$444,124
Real Estate – 0.6%
LEG Immobilien SE	4,281	$446,899
Restaurants – 0.8%
U.S. Foods Holding Corp. (a)	5,467	$336,221
Yum China Holdings, Inc.	7,323	329,681
		$665,902
Specialty Chemicals – 4.1%
Air Products & Chemicals, Inc.	1,964	$584,762
Akzo Nobel N.V.	2,700	190,249
Corteva, Inc.	6,385	375,374
Croda International PLC	5,691	320,854
DuPont de Nemours, Inc.	6,176	550,343
Linde PLC	1,912	911,756
Sika AG	1,012	334,922
		$3,268,260
Specialty Stores – 4.1%
Amazon.com, Inc. (a)	13,270	$2,472,599
Home Depot, Inc.	1,861	754,077
		$3,226,676
Telecommunications - Wireless – 1.7%
Advanced Info Service Public Co. Ltd.	47,200	$381,385
Cellnex Telecom S.A.	9,794	397,167
KDDI Corp.	6,500	208,057
SBA Communications Corp., REIT	1,429	343,960
		$1,330,569
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	9,529	$164,305
Tele2 AB, “B”	22,398	253,404
		$417,709
Tobacco – 0.4%
Philip Morris International, Inc.	2,855	$346,597

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.5%
J.B. Hunt Transport Services, Inc.	2,362	$407,043
Utilities - Electric Power – 2.6%
Duke Energy Corp.	5,353	$617,201
Iberdrola S.A.	50,139	775,231
PG&E Corp.	34,589	683,825
		$2,076,257
Total Common Stocks		$78,304,447
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	352	$0

Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 5.07% (v)	285,860	$285,946

Other Assets, Less Liabilities – 0.1%		54,530
Net Assets – 100.0%		$78,644,923
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $285,946 and $78,304,447, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$50,905,507	$—	$—	$50,905,507
France	4,424,715	—	—	4,424,715
United Kingdom	3,320,639	—	—	3,320,639
Japan	404,827	2,906,329	—	3,311,156
Switzerland	2,932,141	—	—	2,932,141
Canada	1,815,605	0	—	1,815,605
China	666,819	1,104,383	—	1,771,202
Spain	1,614,056	—	—	1,614,056
Taiwan	—	1,434,895	—	1,434,895
Other Countries	4,389,090	2,385,441	—	6,774,531
Mutual Funds	285,946	—	—	285,946
Total	$70,759,345	$7,831,048	$—	$78,590,393
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$84,789	$10,463,477	$10,262,512	$115	$77	$285,946
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$19,015	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2024, are as follows:
United States	65.2%
France	5.6%
United Kingdom	4.2%
Japan	4.2%
Switzerland	3.7%
Canada	2.3%
China	2.3%
Spain	2.1%
Taiwan	1.8%
Other Countries	8.6%